INCOME TAX - Narratives (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Income tax applicable rate	17.00%	17.00%	17.00%
Minimum
INCOME TAX
Income tax applicable rate	9.00%	9.00%	9.00%
Maximum
INCOME TAX
Income tax applicable rate	33.00%	33.00%	33.00%